Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Advances to affiliates	$ 9,245	$ 9,739
Current portion of derivative assets	1,759	531
Derivative assets	9,324	4,692
Accrued liabilities	(38,056)	(35,881)
Current portion of derivative liabilities	(69,964)	(56,800)
Derivative liabilities	(59,312)	(128,293)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	636	1,080
Accrued liabilities	(1,990)	(5,514)
Current portion of derivative liabilities	(27,817)	(22,432)
Derivative liabilities	(51,668)	(59,735)
Interest rate swaption agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	15	31
Derivative assets	0	3,252
Accrued liabilities	0	0
Current portion of derivative liabilities	(535)	(1,525)
Derivative liabilities	0	(2,705)
Cross-currency swap agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	8,688	0
Accrued liabilities	(700)	(1,090)
Current portion of derivative liabilities	(41,612)	(32,843)
Derivative liabilities	(7,644)	(65,853)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	646	1,274
Current portion of derivative assets	1,744	500
Derivative assets	0	360
Accrued liabilities	0	0
Current portion of derivative liabilities	0	0
Derivative liabilities	0	0
Derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	646	1,274
Current portion of derivative assets	1,759	531
Derivative assets	9,324	4,692
Accrued liabilities	(2,690)	(6,604)
Current portion of derivative liabilities	(69,964)	(56,800)
Derivative liabilities	$ (59,312)	$ (128,293)